Risk management - Regulatory Capital Other Information (Details) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) company component	Dec. 31, 2017 EUR (€)
IFRS Leverage Ratios [Abstract]
Level 1 Capital (millions of euros)	€ 77,716	€ 77,283
Exposure (millions of euros)	€ 1,489,094	€ 1,463,090
Leverage Ratio (as a percent)	5.22%	5.28%
Global systemically important banks
Number of global systemically important banks (G-SIBs) | company	30
Number of criteria determining designation as global systemically important bank | component	5
Capital buffer percentage	1.00%